UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:      ______________

Central Index Key Number of securitizer:  ______________

______________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor: 0001633283

Towd Point Mortgage Trust 2021-R1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001856279
Central Index Key Number of underwriter (if applicable): N/A

Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

EXPLANATORY NOTE

This is Amendment No. 1 to the Form ABS-15G previously filed on April 13, 2021 (accession no. 0000929638-21-000606) (the “Original Filing”). This form is being filed for the sole purpose of replacing the exhibit included as part of the Original Filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.       Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

            Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated April 28, 2021 of PricewaterhouseCoopers LLP (“PwC”), which report sets forth the findings and conclusions, as applicable, of PwC with respect to certain agreed-upon procedures performed by PwC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: April 28, 2021
TOWD POINT ASSET FUNDING, LLC (Depositor)

By: /s/ Michael Hitzmann
Name: Michael Hitzmann Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1     PwC Agreed-Upon Procedures Report